UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999.

Check here if Amendment                     [   ];   Amendment Number:
This Amendment (Check only one.):           [   ]    is a restatement
                                            [   ]    adds new holdings
                                                              entries.

Institutional Investment Manager Filing this Report:

Name              Brahman Capital Corp.
         ---------------------------------------------------------------------
Address           277 Park Avenue
         ---------------------------------------------------------------------
                  New York, NY 10017
         ----------------------------------------------------------------------

         Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Arthur S. Ainsberg
         ----------------------------------------------------------------------
Title:            Chief Financial Officer
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Phone:            (212) 350-5367
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Signature, Place, and Date of Signing:

 /s/ Arthur S. Ainsberg         New York, NY               February 11, 2000
---------------------------   -------------------          -----------------
       [Signature]             [City, State]                     [Date]


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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting  manager are  reported  in this  report and a portion are  reported by other reporting manager(s).)

134743


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                FORM 13F     NAME OF REPORTING MANAGER:                                        BRAHMAN CAPITAL CORP.
            -----------------------------------------------------------------------------------------------------------------------




              Item 1                         Item 2         Item 3         Item 4        Item 5



            Name of Issuer                    Title          CUSIP       Fair Market         Shares or
              Issuer                         of Class        Number          Value           Principal
                                                                                               Amount


           ------------------------------------------------------------------------------------------------------------------------
ATK         ALLIANT TECHSYSTEMS                 COMMON       018804-10-4      5,368,221.00      86,150
APGR        ARCH COMMUNICATION                  COMMON       039381-50-4      4,203,515.00     637,500
CPS         CHOICEPOINT, INC.                   COMMON       170388-10-2     60,932,962.00   1,472,700
CDV         CONSOLIDATED DELIVERY               COMMON       209029-10-7        358,150.00      98,800
CLJ         CRESTLINE CAPITAL CORP              COMMON       226153 10 4     33,708,056.00   1,634,330
RPD         DISPATCH MANAGEMENT SERVICE         COMMON       254927-10-6      1,064,843.00     362,500
IHF         INT'L HOME FOODS                    COMMON       459655-10-6     31,148,162.00   1,792,700
IHFFC       INTERNATIONAL HOME OF FOODS         COMMON       459655-90-6      1,906,250.00       5,000(C)
ITX         IT GROUP INC.                       COMMON       460465-40-4     13,978,943.00   1,531,939
OPT         OPTICARE HEALTH SYSTEM              COMMON       68386P-10-5        172,200.00      49,200
RHD         RH DONNELLEY CORP                   COMMON       74955W-30-7     26,298,537.00   1,393,300
SPW         SPX CORP                            COMMON       784635-10-4     51,243,125.00     634,099
USU         USEC INC                            COMMON       90333E-10-8     14,000,000.00   2,000,000
USUAU       USEC INC                            COMMON       90333E-90-8         42,187.00       1,500(C)
USUDB       USEC INC                            COMMON       90333E-90-8          1,718.00         110(C)
LTRCN       LOEWS                               COMMON       540424-90-8         55,000.00         550(C)
PRMFC       PRIMEDIA                            COMMON       74157K-90-1        290,625.00       1,000(C)
QTGMV       BIO TECHNOLOGY GENERAL              COMMON       090578-95-5         27,750.00         500(P)
QTGPB       BIO TECHNOLOGY GENERAL              COMMON       090578-95-5         21,875.00         350(P)
BXMND       BIOMATRIX                           COMMON       09060P-95-2      1,123,593.00       3,995(P)
QAKMV       IRIDIUM WORL COMM.                  COMMON       G49398-95-3      1,230,000.00       1,200(P)
QAKMU       IRIDIUM WORL COMM.                  COMMON       G49398-95-3      2,555,625.00       4,700(P)
QIYND       XEIKON                              COMMON       984111-10-4        367,187.00       1,250(P)
REVPB       REVLON INC                          COMMON       761525-95-0        744,218.00       2,165(P)
RNUQV       SUNRISE TECH                        COMMON       86769L-95-3        911,250.00       1,800(P)
SIUOI       SCM MICROSYSTEM                     COMMON       784018-95-3        116,593.00         455(P)
UERPB       VERTICALNET                         COMMON       92532L-95-7        570,625.00         550(P)
XQLOG       LERNOUT & HAUSPIE                   COMMON       B5628B-95-4        309,375.00       3,000(P)

                                                                           ================
                                                                            252,750,585.00
                                                                           ================


            Note:   The  above  schedule  sets  forth  only  the  Section  13(f)
            securities under management by Brahman Capital at December 31, 1999 and required to be reported on Form 13F.  The limited comments of Forms
            13F cannot be used as a basis of  determining  actual or prospective investment  performance and any attempt to use such  information may be materially misleading.



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

             Item 1                                         Item 6               Item 7      Item 8
                                                            -----------------------------------

            Name of Issuer                     A)Sole   B)Shared      C)Shared  Managers     A)Sole        B)Shared       c)Shared
              Issuer                                    As Defined    Other     See Instr.                 As Defined       Other
                                                                                                           in Instr.V


--------------------------------------------------------------------------------------------------------------------------------
ATK         ALLIANT TECHSYSTEMS                   x                                            x
APGR        ARCH COMMUNICATION                    x                                            x
CPS         CHOICEPOINT, INC.                     x                                            x
CDV         COMSOLIDATED DELIVERY                 x
CLJ         CRESTLINE CAPITAL CORP                x                                            x
RRPD        DISPATCH MANAGEMENT SERVICE           x                                            x
IHF         INT'L HOME FOODS                      x                                            x
IHFFC       INTERNATIONAL HOME OF FOODS           x                                            x
ITX         IT GROUP INC.                         x                                            x
OPT         OPTTICARE HEALTH SYSTEM               x                                            x
RHD         RH DONNELLEY CORP                     x                                            x
SPW         SPX CORP                              x                                            x
USU         USEC INC                              x                                            x
USUAU       USEC INC                              x                                            x
USUDB       USEC INC                              x                                            x
LTRCN       LOEWS                                 x                                            x
PRMFC       PRIMEDIA                              x                                            x
QTGMV       BIO TECHNOLOGY GENERAL                x                                            x
QTGPB       BIO TECHNOLOGY GENERAL                x                                            x
BXMND       BIOMATRIX                             x                                            x
QAKMV       IRIDIUM WORL COMM.                    x                                            x
QAKMU       IRIDIUM WORL COMM.                    x                                            x
QIYND       XEIKON                                x                                            x
REVPB       REVLON INC                            x                                            x
RNUQV       SUNRISE TECH                          x                                            x
SIUOI       SCM MICROSYSTEM                       x                                            x
UERPB       VERTICALNET                           x                                            x
XQLOG       LERNOUT & HAUSPIE                     x                                            x


                                                                           ================
                                                                            252,750,585.00
                                                                           ================



            Note:   The  above  schedule  sets  forth  only  the  Section  13(f)
            securities under management by Brahman Capital at December 31, 1999 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.